Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash	$ 18,025,409	$ 12,536,311	$ 12,705,910	$ 10,319,624
Investment Securities, Available For Sale	589,324,401	414,644,840
Total Assets	1,171,710,140	963,227,541
Liabilities and Equity [Abstract]
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	0	6,044,000
Stockholders' Equity Attributable to Parent	111,905,746	91,758,005	80,518,433	77,923,454
Total Liabilities and Shareholders' Equity	1,171,710,140	963,227,541
Parent Company [Member]
Assets:
Cash	22,884,872	25,685,744	$ 3,619,418	$ 5,098,959
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	123,813,848	106,947,285
Accounts Receivable And Other Assets	341,569	386,889
Total Assets	147,195,289	133,174,918
Liabilities and Equity [Abstract]
Accounts Payable And Other Liabilities	135,843	219,213
Stockholders' Equity Attributable to Parent	111,904,446	91,756,705
Total Liabilities and Shareholders' Equity	$ 147,195,289	$ 133,174,918